SUMMARY OF STOCK OPTION ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of Options, Beginning	39,154	15,812
Weighted Average Exercise Price, Beginning Balance	$ 180.22	$ 133.59
Number of Options, Granted	37,490	33,477
Weighted Average Exercise Price Options, Granted	$ 18.23	$ 179.00
Number of Options, Forfeited/Expired	(1,383)	(5,771)
Weighted Average Exercise Price Options, Forfeited/Expired	$ 191.88	$ 148.00
Number of Options, Exercised		(4,364)
Weighted Average Exercise Price Options, Exercised		$ 43.36
Weighted Average Remaining Contractual Term, Ending Balance	8 years 8 months 12 days	9 years 1 month 9 days
Aggregate intrinsic value, beginning balance
Number of Options, Ending	75,261	39,154
Weighted Average Exercise Price, Ending Balance	$ 99.32	$ 180.22
Aggregate intrinsic value, ending balance
Number of Options, Exercisable	17,311
Weighted Average Exercise Price, Exercisable	$ 174.84
Weighted Average Remaining Contractual Term, Exercisable	7 years 9 months 21 days
Aggregate intrinsic value, exercisable, ending balance